PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated June 3, 2021,
to
Prospectuses dated May 1, 2021,
for
PruLife® Custom Premier II Variable Universal Life Contracts

This supplement should be read and retained with the current prospectus for your variable life insurance Contract. This supplement is intended to update certain information in the prospectus for your variable life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 778-2255.

Hartford Growth Opportunities HLS Fund (“the Fund”) is not available with this product. The Fund is hereby deleted from the funds listing.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP144
CP2, CP214, CP215